Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - Cross Currency Swaps [member] - Cash flow hedges [member] - MXN ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 5,321	$ 13,788
Fair Value Liability	0	(297)
Fair Value Asset	$ 2,061	$ 781
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2023
Notional Amount	$ 466	$ 10,742
Fair Value Liability	0	(594)
Fair Value Asset	$ 35	$ 0
Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023	2027
Notional Amount	$ 13,094	$ 6,596
Fair Value Liability	0	(843)
Fair Value Asset	$ 3,098	$ 0
Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2027
Notional Amount	$ 8,040
Fair Value Liability	0
Fair Value Asset	$ 942
Later than four years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2030
Notional Amount	$ 4,364
Fair Value Liability	0
Fair Value Asset	$ 834